DEBT ISSUED AND OTHER OBLIGATIONS (Details 4) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	$ 5,950,038	$ 5,460,253
Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Total	4,840,918	4,290,747
Bonds [Member] | 1Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	662,605	453,969
Bonds [Member] | Due Within 1 And 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	516,061	716,695
Bonds [Member] | 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	653,601	562,914
Bonds [Member] | 3 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	199,908	657,866
Bonds [Member] | 4 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	312,597	695,324
Bonds [Member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 2,496,146	$ 1,203,979